GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
Wages, salaries and related expenses	$ 21,835	$ 18,933	$ 17,755
Share base payments	12,121	31,878	32,250
Rent and office maintenance	2,432	319	549
Professional expenses	7,686	12,233	7,136
Doubtful debts	4,337	(3,167)	4,958
Acquisition costs	171	6,012	253
Other expenses	2,469	1,797	598
Total general and administrative expense	$ 51,051	$ 68,005	$ 63,499